Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Disciplined Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	10.99%	14.50%	13.95%
Columbia Disciplined Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	15.82%	15.01%	13.77%
Columbia Disciplined Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	17.98%	16.16%	14.91%
Columbia Disciplined Growth Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	18.12%	16.26%	15.04%
Without Sales Load [Member] | Columbia Disciplined Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	17.73%	15.87%	14.63%
Without Sales Load [Member] | Columbia Disciplined Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	16.82%	15.01%	13.77%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	16.54%	15.49%	13.38%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%